Accrued Expenses and Other Liabilities (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
A summary of accrued expenses and other liabilities as of December 31, 2020 and 2019 is as follows:

	As of December 31,
	2020	2019
Carried interest payable	$3,122	$4,422
Deferred revenue	10,033	12,443
Deferred rent	7,015	6,885
Clawback obligation	1,400	3,600
Derivative liability	28,442	14,990
Other liabilities	10,914	9,864
Total accrued expenses and other liabilities	$60,926	$52,204